Income Taxes (Details) - Schedule of the Composition of Income Tax Expenses - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of the Composition of Income Tax Expenses [Abstract]
Current income tax expense		¥ 5,897,409	¥ 531,164
Deferred income benefits	(10,980,054)	(1,030,042)	(45,415)
Total Income tax expenses (benefits)	¥ (10,980,054)	¥ 4,867,367	¥ 485,749